Others - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 10, 2020 TWD ($)	Feb. 10, 2020 USD ($)	Dec. 27, 2019 TWD ($)	Dec. 27, 2019 USD ($)	Dec. 31, 2013 TWD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ¥ / shares
Disclosure Detailed Information About Others [Line Items]
Contribution received from Environmental Protection			$ 55,062	$ 1,841
Settlement patent of infringement						$ 5,000
FAFG [Member]
Disclosure Detailed Information About Others [Line Items]
Consideration to acquire shares						$ 403,125
Per share value | ¥ / shares							¥ 12.81
Percentage of shareholdings auquired						100.00%
Number of shares outstanding | shares						79,848
Issue of shares | shares						25,596
Original Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed					$ 102,014
New Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed	$ 46,952	$ 1,570